CAPITAL IMPORVEMENTS, NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Capital Improvements, Newbuildings and Vessel Purchase Deposits

(in thousands of $)	2022	2021
Capital improvements in progress	4,127	591
Newbuildings	93,733	46,093
Vessel purchase deposits	—	11,000
	97,860	57,684